Offerings	Aug. 05, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value$0.0001 per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note

(1)

Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, (the “Securities Act”), the securities registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant Instruction 2.A.ii.b. of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3 The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $300,000,000.

(3)	The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act..
(4)

 The registrant has previously registered the offer and sale of up to $350,000,000 of securities pursuant to the Registration Statement on Form S-3 (File No. 333-267884), as filed by the Company with the Securities and Exchange Commission on October 14, 2022 (the “Prior Registration Statement”), of which $72,065,452 of securities under the Prior Registration Statement remain unsold (the “Unsold Securities”). We paid a registration fee of $38,570 with respect to the $350,000,000 of securities that may be issued or sold pursuant to the Prior Registration Statement. As of the date of this registration statement, we have sold $277,934,548 pursuant to the Prior Registration Statement. We are registering the offer and sale of the Unsold Securities pursuant to the Prior Registration Statement.

(5)

Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $7,941.62 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.